Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Shareholders' Deficit - Notable Labs Inc [Member] - USD ($) $ in Thousands	Redeemable Convertible Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Stockholders Deficit [Member]
Beginning balance, value at Dec. 31, 2020	$ 58,815	$ 6	$ 1,879	$ 71	$ (40,585)	$ (38,629)
Beginning balance, shares at Dec. 31, 2020	15,538,128	5,624,597
Exercise of common stock options			30			30
Exercise of common stock options, shares		44,886
Stock-based compensation expense			779			779
Net loss					(16,052)	(16,052)
Other comprehensive loss				(71)		(71)
Ending balance, value at Dec. 31, 2021	$ 58,815	$ 6	2,688		(56,637)	(53,943)
Ending balance, shares at Dec. 31, 2021	15,538,128	5,669,483
Exercise of common stock options			79			79
Exercise of common stock options, shares		88,500
Stock-based compensation expense			581			581
Net loss					(14,407)	(14,407)
Issuance of Series C-1 redeemable convertible preferred stock, net of issuance costs of $207 and allocated proceeds to the Series C convertible preferred stock warrant liability of $1,154	$ 4,693
Issuance of Series C-1 redeemable convertible preferred stock, net of issuance costs and allocated proceeds to the Series C convertible preferred stock warrant liability, shares	848,856
Issuance of Series C-2 redeemable convertible preferred stock in exchange for SAFE agreement, net of allocated proceeds to the Series C redeemable convertible preferred stock warrant liability of $899	$ 2,566
Issuance of Series C-2 redeemable convertible preferred stock in exchange for SAFE agreement, net of allocated proceeds to the Series C redeemable convertible preferred stock warrant liability of $899, shares	661,282
Issuance of common stock through conversion of Series A redeemable convertible preferred stock	$ (13,265)	$ 6	13,259			13,265
Issuance of common stock through conversion of Series A redeemable convertible preferred stock, shares	(6,547,815)	6,547,815
Issuance of common stock through conversion of Series B redeemable convertible preferred stock	$ (17,457)	$ 3	17,454			17,457
Issuance of common stock through conversion of Series B redeemable convertible preferred stock, shares	(3,118,561)	3,118,561
Ending balance, value at Dec. 31, 2022	$ 35,352	$ 15	$ 34,061		$ (71,044)	$ (36,968)
Ending balance, shares at Dec. 31, 2022	7,381,890	15,424,359